Intangible assets, net and goodwill, 2022 Acquisitions (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2022 MXN ($)	Aug. 31, 2022 MXN ($) Title	May 31, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
2022 Acquisitions [Abstract]
Amount paid for license					$ 18,321,105	$ 25,602,692	$ 8,846,833
Claro S.A. [Member] | Software Development [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license							321,569
Mexico [Member] | 2022 Acquisitions [Member]
2022 Acquisitions [Abstract]
Number of spectrum frequency band concession titles received extension | Title		9
Estimated useful life of intangible assets					20 years
Mexico [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license		$ 721,647
Argentina [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license	$ 411,930			$ 304,386
Nicaragua [Member] | 2022 Acquisitions [Member]
2022 Acquisitions [Abstract]
Estimated useful life of intangible assets					20 years
Nicaragua [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license			$ 357,478
Macedonia, Belarus and Austria [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license		$ 331,038
Dominican Republic, Paraguay, Costa Rica and Colombia [Member] | Other Licenses [Member] | 2022 Acquisitions [Member] | Gross carrying amount [member]
2022 Acquisitions [Abstract]
Amount paid for license							$ 208,866